Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities

Composition	12/31/2025	12/31/2024
Deferred tax assets
Loans and other financing	174,831,496	49,766,506
Provisions and employee benefits	47,938,203	15,895,493
Allowances for contingencies	3,306,029	4,092,519
Leases	2,579,933	2,975,521
Investments in other companies		1,329,149
Tax losses	655,874	87,778,124
Other	4,073,851	7,401,250

Total deferred tax assets	233,385,386	169,238,562

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	112,501,568	114,543,767
Intangible assets	62,329,906	66,311,940
Tax effects on forward sales		12,371,756
Investments in other companies	4,352,821
Government securities	16,296,978	72,539,798
Foreign currency	12,074,725	4,361,204
Other	3,907,710	1,577,639

Total deferred tax liabilities	211,463,708	271,706,104

Net deferred tax assets / (liabilities)	21,921,678	(102,467,542)

Schedule of Changes in Net Deferred Tax Liabilities

Composition	12/31/2025	12/31/2024
Net deferred tax liabilities at the beginning of the fiscal year	(102,467,542)	(127,248,898)
Profit from deferred taxes recognized in the statement of income	124,389,220	24,781,356

Net deferred tax assets / (liabilities) at fiscal year end	21,921,678	(102,467,542)

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2025	12/31/2024	12/31/2023
Current income tax charge (1)	344,804,720	68,880,956	797,603,987
(Profit) / expense from deferred income tax	(124,389,220)	(24,781,356)	11,148,051

Charge from income tax recognized in the statement of income	220,415,500	44,099,600	808,752,038
Expense / (profit) from income tax recognized in other comprehensive income	4,405,603	(54,407,042)	48,017,077

Total	224,821,103	(10,307,442)	856,769,115

(1)
Includes the restatement in constant currency of the current tax charge generated during the year, the adjustments recognized in the current year for previous periods and the effects of including in the OCI the applicable portion of the current tax.

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2025	12/31/2024	12/31/2023
Income carrying amount before income tax	511,121,334	473,594,762	2,477,083,018
Applicable income tax rate	35%	35%	35%

Income tax on income carrying amount	178,892,467	165,758,167	866,979,056

Net permanent differences and other tax effects including the fiscal inflation adjustment	41,523,033	(121,658,567)	(58,227,018)

Total income tax	220,415,500	44,099,600	808,752,038

Summary of Reconciliation of Accounting Profit Multiplied By Applicable Tax Rates
A reconciliation between the tax expense and the accounting profit multiplied by Argentina’s domestic tax rate for the years ended on December 31, 2025, 2024 and 2023 is as follows:

Composition	12/31/2025	12/31/2024	12/31/2023
Income carrying amount before income tax	511,121,334	473,594,762	2,477,083,018

Income tax on income carrying amount	178,892,467	165,758,167	866,979,056
Adjustment in respect of current income tax of prior years	(880,374)	(8,514,659)	(413,751)
Effect of different tax rates in other countries	(1,656,287)	(3,248,480)	(2,692,390)
Income not subject to tax	(5,201,149)	(4,315,895)	(2,954,798)
Non-deductible expenses	11,601,774	15,716,283	2,728,302
Deduction for contributions to Guarantee Reciprocal Companies (SGR)	(4,924,491)	(9,638,943)	(6,269,598)
Difference between tax and accounting inflation adjustment and effect of the restatement in terms of the measuring unit current at the end of the year	(10,418,271)	(211,561,175)	(173,929,383)
Inflation adjustment of PPE & other intangible assets	51,037,877	104,385,662	124,288,476
Other	2,187,649	(4,426,578)	1,116,178
Effect of progressive tax rates	(223,695)	(54,782)	(100,054)

Total income tax	220,415,500	44,099,600	808,752,038